Related Party Transactions (Details Textual)	Oct. 09, 2016 USD ($)	Oct. 09, 2016 CNY (¥)	Sep. 30, 2017
Mr. Yu Han [Member]
Related Party Transactions (Textual)
Repayment of outstanding receivables	$ 1,334,064	¥ 8,917,562
Equity ownership interest			27.00%
JiaXing YiTou ShangMa Investment LP [Member]
Related Party Transactions (Textual)
Equity ownership interest			10.00%